Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 18, 2024
DWS RREEF Completion Fund I
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS RREEF Completion Fund I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 17, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund’s performance.Since the fund is newly offered, portfolio turnover information is not available.
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor does not charge a management fee to the fund. Shareholders should be aware, however, that the fund is part of separately managed account investment programs, and the fund's subadvisor will be compensated directly or indirectly by wrap program sponsors or wrap account clients for separately managed account advisory services. For additional information on these compensation arrangements, please contact the wrap program sponsor or your financial representative.The Advisor has contractually agreed through December 17, 2027 to reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at a ratio no higher than 0.00%. The agreement may only be terminated with the consent of the fund’s Board.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	2“Other expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including three years of capped expenses in each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund was established exclusively for use within separately managed accounts (“SMAs”). The fund is used in combination with selected individual securities to implement the SMA’s investment program.Main investments. The fund will focus its investments in a combination of investments that the fund’s subadvisor believes offer exposure to “real assets”. Currently, the fund’s subadvisor intends to seek exposure to the following real assets sectors through investment in companies in these real assets sectors: listed real estate (REITs and real estate operating companies), natural resource-related equities (energy, metals and mining, paper and forestry, agriculture), listed infrastructure (regulated utilities, transport, communications, pipelines, seaports, airports and toll roads), master limited partnerships (MLPs) and fixed income securities. MLPs are entities that receive partnership taxation treatment under the Internal Revenue Code of 1986, as amended, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. However, these exposures may change from time to time and exposures to new real assets sectors may be added or exposures to existing real assets sectors may be deleted.The fund expects to invest its assets in securities of foreign issuers, including securities of issuers located in countries with new or emerging markets (whether directly or in American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs)).The fund may also invest in fixed income securities, including Treasury Inflation-Protected Securities (TIPS). With respect to investments in fixed income securities, the fund may hold securities of any quality, maturity or duration.Management process. The investment process (for both equity and fixed income securities) starts with top-down allocations to each of the underlying real assets sectors, that comprise listed real estate, natural resource-related equities, listed infrastructure, master limited partnerships (MLPs) and fixed income securities, and then continues with allocations to the subsectors within each main sector. The fund’s subadvisor may consider various real assets indices, industry classifications, or other factors to identify companies in these real assets sectors. Portfolio management continuously monitors the current economic environment and reviews the sector and subsector allocations accordingly. Sector allocations are adjusted on an ongoing basis based upon portfolio management’s macro views in an effort to increase portfolio efficiency through tactical allocations. Within each of the sectors, portfolio management uses bottom-up analysis to value each individual security and judges the relative attractiveness of each to select what it believes to be the best investments to fill the sector allocations defined by the top-down allocation process. In addition to valuing the cash flow stream of the underlying assets, portfolio management’s bottom-up analysis also considers a company’s balance sheet, the quality and geography of the assets, the company’s management team, market thematics, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment’s potential risk and return expectations. The portfolio is monitored on an ongoing basis for risk management purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Risk [Heading]	rr_RiskHeading	Main Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the fund is newly offered, performance information is not available. When performance information is available it can show how a fund's returns vary from year to year and can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. The Advisor does not charge a management fee to the fund. Shareholders should be aware, however, that the fund is part of SMA investment programs, and the fund's subadvisor will be compensated directly or indirectly by wrap program sponsors or wrap account clients for SMA advisory services. If the Advisor charged the fund a management fee instead of the compensation paid by wrap program sponsors or wrap account clients to the subadvisor, the fund’s performance would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 When performance information is available it can show how a fund's returns vary from year to year and can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the fund is newly offered, performance information is not available.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past performance may not indicate future results.
DWS RREEF Completion Fund I | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
DWS RREEF Completion Fund I | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
DWS RREEF Completion Fund I | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
DWS RREEF Completion Fund I | Risk Stock Market [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
DWS RREEF Completion Fund I | Risk Security Selection [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.
DWS RREEF Completion Fund I | Risk Market Disruption [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic uncertainty or financial crises, contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. While COVID-19 is no longer considered to be a public health emergency, the fund and its investments may be adversely affected by lingering effects of this virus or future pandemic spread of viruses.In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
DWS RREEF Completion Fund I | Risk Real Estate Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real estate securities risk. Real estate companies, including REITs, can be negatively affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, extreme weather or natural disasters, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. During periods of rising interest rates, real estate securities may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Rising interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, many real estate companies, including REITs, utilize leverage which increases investment risk. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund and will not be entitled to the federal income tax deduction for qualified REIT dividends available to noncorporate investors that own REITs directly unless certain holding period and other requirements are satisfied.
DWS RREEF Completion Fund I | Risk Infrastructure Related Companies [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Infrastructure-related companies risk. Infrastructure-related companies can be negatively affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, environmental problems, costs or disruptions caused by extreme weather or other natural disasters, the effects of energy conservation policies, commodities markets disruptions (e.g., significant changes over short time periods in the price of oil), technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure-related companies. A company is considered to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets. Infrastructure-related companies may be focused in the energy, industrials and utilities sectors. At times, the performance of securities in these sectors may lag the performance of other sectors or the broader market as a whole. A downturn in these sectors could have an adverse impact on the fund.
DWS RREEF Completion Fund I | Risk Natural Resources Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Natural resources securities risk. Securities of natural resources companies may be affected by a variety of factors, including global political and economic developments, climate changes or natural disasters in major natural resource areas, fluctuations in commodity prices, government regulations and fluctuating demand caused by, among other causes, rising interest rates, general economic conditions and energy conservation efforts.
DWS RREEF Completion Fund I | Risk Foreign Investment [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds.Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.
DWS RREEF Completion Fund I | Risk Emerging Markets [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
DWS RREEF Completion Fund I | Risk Master Limited Partnership [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Master limited partnership risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments could have poor returns.MLPs are also subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic and other conditions.MLPs often operate in the energy infrastructure sector and are subject to specific risks that could cause the value of the MLP to decline, including, among others: fluctuations in commodity prices; fluctuations in consumer demand for commodities such as oil, natural gas or petroleum products; fluctuations in the supply of oil, natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of terrorist attacks. Additionally, changes in economic conditions of key energy producing and consuming countries, domestic and foreign government regulations, international politics, policies of the Organization of Petroleum Exporting Countries (OPEC), taxation and tariffs may adversely impact the profitability of energy infrastructure companies. Moreover, energy infrastructure companies may incur environmental costs and liabilities due to the nature of their businesses and substances handled. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy infrastructure companies.
DWS RREEF Completion Fund I | Risk Credit [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.
DWS RREEF Completion Fund I | Risk Interest Rate [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the securities will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from fund performance to the extent the fund is exposed to such interest rates and/or volatility.
DWS RREEF Completion Fund I | Risk Low Inflation Deflation [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Low inflation/deflation risk. During periods of low inflation or deflation, investments in securities that typically offer some protection from inflation (including investments in natural resources, infrastructure related companies and real estate related companies, among others) could decline in value, causing the fund to underperform.
DWS RREEF Completion Fund I | Risk Prepayment [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund’s assets tied up in lower interest debt obligations. Ultimately, any changes or unexpected behavior in interest rates could increase the volatility of the fund’s share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.
DWS RREEF Completion Fund I | Risk Focus [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.
DWS RREEF Completion Fund I | Risk Counterparty [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
DWS RREEF Completion Fund I | Redemption risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Redemption risk. The fund is intended to be a component of an SMA strategy in managed account investment programs sponsored by third-party financial institutions. A program sponsor’s clients may, alone or in the aggregate, have substantial investments in the fund. If a program sponsor decides to remove the strategy as an available option for its program participants or to cease investing in the fund to implement the strategy, or if a large program client decides to terminate its managed account, the fund may experience relatively large redemptions and could be required to liquidate some or all of its assets at inopportune times or unfavorable prices. The liquidation of fund assets at inopportune times or unfavorable prices may adversely affect the liquidity of the fund's portfolio, increase or accelerate taxable gains or transaction costs, negatively affect the fund’s net asset value, performance, or ability to satisfy redemptions in a timely manner, and cause the value of your investment to decline.
DWS RREEF Completion Fund I | Risk Liquidity [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions, the fund could have difficulty meeting redemption requests.
DWS RREEF Completion Fund I | Risk Pricing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
DWS RREEF Completion Fund I | Risk Securities Lending [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times and prices it considers desirable. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
DWS RREEF Completion Fund I | Risk Operational And Technology [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
DWS RREEF Completion Fund I | DWS RREEF Completion Fund I
Risk Return Abstract	rr_RiskReturnAbstract
(paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none

[1]	The Advisor does not charge a management fee to the fund. Shareholders should be aware, however, that the fund is part of separately managed account investment programs, and the fund's subadvisor will be compensated directly or indirectly by wrap program sponsors or wrap account clients for separately managed account advisory services. For additional information on these compensation arrangements, please contact the wrap program sponsor or your financial representative.
[2]	“Other expenses” are based on estimated amounts for the current fiscal year.